ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2012	2013

Employees and payroll accruals	$999	$1,013
Institutions and income tax payable	353	134
Accrued expenses	958	1,007
Related parties	83	46

	$2,393	$2,200